LOGO: ZURICH LIFE

LOGO: WORLD FINANCIAL GROUP

POWER V

Variable

Universal Life

2001 Annual

Report

Includes annual reports for:

Scudder Variable Series I

Scudder Variable Series II

American Skandia Trust

Fidelity Variable Insurance Products Fund

Fidelity Variable Insurance Products Fund II

Fidelity Variable Insurance Products Fund III

LOGO: WORLD FINANCIAL GROUP

Power V is marketed exclusively by World Financial Group;

distributed by Investors Brokerage Services, Inc.; and

underwritten by Kemper Investors Life Insurance Company,

Schaumburg, IL 60196-6801

PWRV-AN01 (02/02)

LOGO: ZURICH LIFE 1600 McConnor Parkway Schaumburg, IL 60196-6801	Postage Paid Stamp